MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2005

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2018

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2014

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

Subject to shareholder approval, effective February 1, 2021, based on changes to the underlying portfolio, the following trust name, subaccount name and subadvisor change will occur:

EXISTING TRUST NAME	NEW TRUST NAME	EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Allianz Funds Trust	Virtus Investment Trust and Virtus Strategy Trust	AllianzGI NFJ Small-Cap Value Fund	Virtus NFJ Small-Cap Value Fund

The subadvisor change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2005

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2018

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 25, 2021

to the

Prospectus dated May 1, 2014

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

Subject to shareholder approval, effective February 9, 2021, based on changes to the underlying portfolio, the following trust name, subaccount name and subadvisor change will occur:

EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME
BlackRock Advantage U.S. Total Market Fund, Inc.	BlackRock Advantage SMID Cap Fund, Inc.

The subadvisor change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.